Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net Income	$ 19,713	$ 9,174	$ 10,337
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	6,088	9,854	6,884
Provision for depreciation and amortization	5,688	3,877	3,106
Net gain on sale of available for sale securities	(1,783)	(2,472)	(1,923)
Gain on trading securities			(255)
Net gain on sale of residential mortgages	(2,517)	(4,718)	(6,012)
Stock based compensation cost	876	539	386
Amortization and net impairment of mortgage servicing rights	1,535	953	716
Net accretion of fair value adjustments	(2,037)	(2,149)
Amortization of intangible assets	1,490	484	308
Impairment of other real estate owned ("OREO")	251	381
Loss (gain) on sale of OREO	97	114	(6)
Net increase in cash surrender value of bank owned life insurance ("BOLI")	(462)	(266)
Other, net	3,473	3,776	(840)
Loans originated for resale	(78,212)	(157,607)	(272,964)
Proceeds from loans sold	83,328	159,784	276,423
Purchase of trading securities			(5,076)
Proceeds from sale of trading securities			5,331
Contribution to pension	(10,000)
Provision for deferred income taxes (benefit)	3,370	395	(57)
Change in income taxes payable/receivable	(3,270)	687	892
Change in accrued interest receivable	409	(445)	(256)
Change in accrued interest payable	(1,701)	(544)	(2,382)
Net cash provided by operating activities	26,336	21,817	14,612
Investing activities:
Purchases of investment securities	(216,857)	(335,992)	(203,016)
Proceeds from maturity of investment securities and paydowns of mortgage-related securities	36,532	18,836	31,152
Proceeds from sale of investment securities available for sale	89,661	88,017	62,905
Proceeds from calls of investment securities	137,410	212,600	18,390
Net change in other investments	(562)	71	(190)
Proceeds from BOLI repayment			15,585
Net portfolio loan and lease (originations) repayments	(101,900)	(49,585)	5,106
Purchases of premises and equipment	(2,612)	(2,084)	(2,090)
Increase in OREO		(44)	(147)
Proceeds from sale of OREO	2,793	1,371	1,068
Net cash used by investing activities	(68,902)	(22,047)	(71,432)
Financing activities:
Change in deposits	41,482	83,341	68,397
Change in short-term borrowings	2,812	(3,036)
Dividends paid	(7,679)	(5,916)	(4,892)
Change in FHLB advances and other borrowings	(11,797)	(91,028)	(10,113)
Increase in subordinated debentures			7,500
Decrease in junior subordinated debentures	(12,028)
Purchase of treasury stock			(42)
Tax benefit from exercise of stock options	141	60	66
Proceeds from issuance of common stock	8,325	26,688	3,660
Proceeds from exercise of stock options	966	288	514
Net cash provided by financing activities	22,222	10,397	67,152
Change in cash and cash equivalents	(20,344)	10,167	10,332
Cash and cash equivalents at beginning of year	89,484	79,317	68,985
Cash and cash equivalents at end of year	69,140	89,484	79,317
Cash paid during the year for:
Income taxes	9,213	3,627	4,650
Interest	13,362	11,340	18,481
Supplemental cash flow information:
Available for sale securities purchased, not settled			7,996
Change in other comprehensive income	(7,090)	240	1,664
Change in deferred tax due to change in comprehensive income	2,482	84	582
Transfer of loans to other real estate owned	1,163	3,124	1,940
Acquisition of noncash assets and liabilities:
Assets acquired	20,339	438,989
Liabilities assumed		458,736
First Keystone Financial, Inc. [Member]
Investing activities:
Acquisitions, net of cash acquired		46,240
Lau Associates [Member]
Investing activities:
Acquisitions, net of cash acquired	(1,617)	(1,477)	(195)
PWMG [Member]
Investing activities:
Acquisitions, net of cash acquired	$ (11,750)